Note 3 - Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
10.	Equity and Redeemable Equity

Prior to the Yellowstone Transaction

Sky and its members initially entered into a Limited Liability Company Agreement on February 12, 2018. This LLC agreement was subsequently amended and restated on March 12, 2021 (the “A&R Operating Agreement”), which was again amended and restated on September 14, 2021 (the “Second A&R Operating Agreement”). On January 25, 2022, in connection with the Yellowstone Transaction, Sky, its members, and SHG entered into the A&R Operating Agreement.

On March 12, 2021, there was a change in the ownership of Sky such that the former majority member no longer held an interest in Sky pursuant to a redemption agreement (the “Redemption Agreement”), and additional members invested in Sky pursuant to a unit purchase agreement (the “Unit Purchase Agreement”). Pursuant to the Unit Purchase Agreement, Sky’s former minority member (the “Founder”) received founder units of Sky (the “Founder Units”) and the new investors purchased a total of $31.3 million in Series A Preferred Units of Sky. Pursuant to a convertible note and exchange agreement dated March 12, 2021 (the “Convertible Note and Exchange Agreement”), a portion of the proceeds from the issuance of the Series A Preferred Units were used to fully satisfy outstanding note payable between Sky and a related party as described in Note 14.

On August 1, 2021, Sky entered into the Equity Purchase Agreement with Yellowstone. In conjunction with the Equity Purchase Agreement, Boston Omaha Corporation agreed to invest $55.0 million of equity in the form of Redeemable Series B Preferred Units through its affiliate BOC YAC Funding LLC (“BOC YAC”). On September 14, 2021 Sky issued 8,049 Series B Preferred Units to BOC YAC in exchange for the $55.0 million. The Series B Preferred Units contained redemption rights for both Sky and for the holders of the Series B Preferred Units under certain circumstances. Because the Series B Preferred Units were redeemable in cash, they were classified as Temporary Equity, between the Liabilities and Equity sections of the consolidated balance sheet as of December 31, 2021. They were carried at their net issuance price and not reflected at redemption value in the consolidated balance sheet because no Series B Preferred Units were redeemed between December 31, 2021 and January 25, 2022, the date such Units were automatically converted to the Company’s Class A Common Stock equal to the original $55.0 million investment at the conversion price of $10 per share

Recapitalization

As of December 31, 2021, there were 31,250 Series A Preferred Units, 8,049 Series B Preferred Units, and 27,035 Founder Units authorized, issued and outstanding. As a result of the Reverse Recapitalization on the Closing Date, the Series A Preferred Units and Founder Units converted into 42,192,250 Sky Common Units and the LLC Interests received 42,192,250 shares of SHG’s Class B Common Stock. The Series B Preferred Units converted to 5,500,000 shares of SHG’s Class A Common Stock, and Sky issued 14,937,581 Sky Common Units to SHG, which was equivalent to the total number of shares of the SHG’s Class A Common Stock outstanding on the Closing Date.

As of March 31, 2022, there were 14,937,581 and 42,192,250 shares of Class A Common Stock and Class B Common Stock outstanding, respectively. Holders of Class A Common Stock and Class B Common Stock vote together as a single class on all matters submitted to the stockholders for their vote or approval, except as required by applicable law. Holders of Class A Common Stock and Class B Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval.

The holders of Class A Common Stock are entitled to receive dividends, as and if declared by the Company’s Board of Directors out of legally available funds. With respect to stock dividends, holders of Class A Common Stock must receive Class A Common Stock. The holders of Class B Common Stock do not have any right to receive dividends other than stock dividends consisting of shares of Class B Common Stock, as applicable, in each case paid proportionally with respect to each outstanding share of Class B Common Stock.

Forward Purchase Agreement

On January 17, 2022, the Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) with ACM ARRT VII E LLC (the “Counterparty”), pursuant to which the Counterparty had the right, but not the obligation, to purchase up to 7,000,000 shares of Class A Common Stock from shareholders who had redeemed shares, or indicated an interest in redeeming shares, prior to the closing of the Yellowstone Transaction. The Counterparty purchased 664,909 such shares and, immediately following the Closing Date, pursuant to the agreement, the Company paid to the Counterparty a forward price of approximately $6.7 million. The Counterparty also had the right to sell such shares to others during an 18-month term, terminating the Company’s forward purchase obligations, and repaying to the Company a portion of the forward price, in amounts corresponding to the number of shares sold. On March 7, 2022, the Counterparty notified the Company that it had sold the 664,909 shares covered by the agreement. As a result, a total of approximately $6.7 million was remitted to the Company by the Counterparty.

Non-controlling interests

The LLC Interests’ ownership in Sky is presented as non-controlling interests within the Equity section of the consolidated balance sheet as of March 31, 2022 and represents the Sky Common Units held by holders other than SHG. The holders of LLC Interests may, following the expiration of an applicable lock-up period, exchange Sky Common Units along with an equal number of Class B Common Shares, for Class A Common Shares on the Company. The LLC Interests do not have the option to redeem their Sky Common Units for cash or a variable number of Class A Common Shares, nor does SHG have the option to settle a redemption in such a manner. As of March 31, 2022, the LLC interests owned approximately 73.9% of the Sky Common Units outstanding.

6.	Stockholders’ Equity

Common Stock

Class A common stock — The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2021, there were 13,598,898 shares of Class A common stock issued and outstanding, all of which is subject to possible redemption.

Class B common stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of December 31, 2021, there were 3,399,724 shares of Class B common stock outstanding.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, except as required by law.

The shares of Class B common stock are identical to the shares of Class A common stock included in the units sold in the offering, and holders of Class B common stock have the same stockholder rights as public stockholders, except that (i) the shares of Class B common stock are subject to certain transfer restrictions, as described in more detail below, (ii) the Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed (A) to waive their redemption rights with respect to any Class B common stock and any public shares held by them in connection with the completion of the Business Combination and (B) to waive their rights to liquidating distributions from the Trust Account with respect to any Class B common stock held by them if the Company fails to complete the Business Combination within the prescribed time period, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the Business Combination within such time period, (iii) the Class B common stock are shares that will automatically convert into shares of the Class A common stock at the time of the initial Business Combination, on a one-for-one basis, subject to adjustment pursuant to certain anti-dilution rights and (iv) are subject to registration rights. If the Company submits the Business Combination to the public stockholders for a vote, the Sponsor has agreed to vote any Class B common stock held by it and any public shares purchased during or after the offering in favor of the initial Business Combination.

With certain limited exceptions, the shares of Class B common stock are not transferable, assignable or saleable (except to the officers and directors and other persons or entities affiliated with the Sponsor and other permitted transferees, each of whom will be subject to the same transfer restrictions) until the earlier of (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On November 16, 2020, BOC Yellowstone LLC transferred to BOC Yellowstone II LLC 206,250 shares of Class B common stock for no consideration. All other shares of Class B common stock are owned by BOC Yellowstone LLC. BOC Yellowstone LLC sold to the lead investor in the Company's IPO a membership interest in BOC Yellowstone II LLC for a purchase price of $309,375. Upon the completion of any Business Combination, BOC Yellowstone LLC has agreed to transfer the 206,250 shares of Class B common stock to this investor. Any Class B common stock ultimately distributed to the investor is subject to all restrictions imposed on the Sponsor, including but not limited to, waiver of redemption rights in connection with completion of any initial Business Combination and rights to liquidating distributions from the trust account if the Company fails to complete the initial Business Combination. Any shares held by such investor will be subject to the anti-dilution provisions for the Class B common stock and the impact thereof. BOC Yellowstone LLC is the sole managing member of BOC Yellowstone II LLC.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2021, there were no shares of preferred stock issued or outstanding.

IPO [Member]
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
3.	Initial Public Offering

Public Units

On October 26, 2020, the Company consummated its IPO of 12,500,000 units at $10.00 per Unit, generating gross proceeds of $125,000,000. Each unit issued in the offering consisted of one share of Yellowstone’s Class A common stock and one-half of one warrant, each whole warrant entitling the holder thereof to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 6). The underwriters were granted a 45-day option from the date of the final prospectus to the Initial Public Offering to purchase up to 1,875,000 additional Units to cover over-allotments, if any, at $10.00 per Unit.  On December 1, 2020, the underwriters' over-allotment option was exercised resulting in the purchase of an additional 1,098,898 Units.